Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net loss	$ (6,373,822)	$ (5,737,879)	$ (7,675,550)	$ (7,947,622)
Items not requiring cash:
Amortization and depreciation	160,087	164,833	219,600	202,249
Share-based compensation	92,577	98,760	137,714	278,155
Amortization of ROU assets	243,555	287,824	384,918	393,748
Interest income received on short-term investments	567	(1,271)	(1,250)	(803)
Unrealized foreign exchange loss	44,875	2,607	12,262	1,183
Inventory write-down		263,404	305,812	308,937
Credit losses				46,775
Changes in operating assets and liabilities:
Inventories	430,354	159,000	66,220	565,561
Prepaids and other currents assets	(12,145)	(520,653)	20,284	299,192
Other non-current assets		4,908	4,908	5,507
Accounts receivable	(14,975)	52,718	(92,439)	(219,147)
Accounts payable and accrued liabilities	(244,297)	(425,446)	45,282	(806,530)
Deferred rent		(16,171)	(16,171)	16,171
Operating lease obligations	(315,221)	(289,302)	(397,422)	(426,575)
Total cash used in operating activities	(5,988,445)	(5,956,668)	(6,985,832)	(7,283,199)
Investing Activities
Payment of acquisition consideration				(500,000)
Payment of deposit on equipment				(1,790)
Purchase of property and equipment		(9,293)	(9,293)	(160,014)
Sale of short-term investments	40,039	42,513	42,082	42,268
Purchase of short-term investments	(40,039)	(42,513)	(42,082)	(42,268)
Total cash used in investing activities		(9,293)	(9,293)	(661,804)
Financing Activities
Proceeds from the exercise of pre-funded warrants			175	646
Proceeds from the private placement	4,361,220	5,216,193	4,654,043	10,680,008
Private placement issuance costs	(264,559)	(562,151)
Total cash provided by financing activities	4,096,661	4,654,042	4,654,218	10,680,654
Decrease in cash and cash equivalents during the period	(1,891,784)	(1,311,919)	(2,340,907)	2,735,651
Cash and cash equivalents beginning of the period	6,571,610	8,912,517	8,912,517	6,176,866
Cash and cash equivalents end of the period	4,679,826	7,600,598	6,571,610	8,912,517
SUPPLEMENTARY CASH FLOW INFORMATION:
Income Taxes			7,100	13,100
Interest
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred investment options to its placement agent		325,699	325,699	691,484
Fair value of warrant modification recorded as equity issuance costs		3,508,749	3,508,749
Recognition of ROU asset and corresponding operating lease liability	$ 187,223	$ 968,376	$ 968,376